OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

6.OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31,	December 31,
	2024	2023
Recoverable value-added taxes	$2,221,520	$2,603,043
Others	427,080	235,508
Less: Provision for doubtful accounts	(56,552)	(6,678)
	$2,592,048	$2,831,873

For the years ended December 31, 2024 and 2023, provisions for doubtful accounts of other current assets were $50,587 and $7,061, respectively, among which the Company wrote off other current assets of $nil and $7,061. For the year ended December 31, 2022, the Company reversed provision for doubtful accounts of $12,483. Movement of allowance for doubtful accounts was as follows:

	December 31,	December 31,
	2024	2023
Balance at beginning of the year	$6,678	$6,874
Charge to expenses	50,587	7,061
Writing off of accounts receivable	—	(7,061)
Foreign exchange loss	(713)	(196)
Balance at end of the year	$56,552	$6,678